Other payables and Accrued Expenses - Summary of Other payables and Accrued Expenses (Detail) - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Other Payables and Accrued Expenses [Abstract]
Employees & related institutions	$ 1,378	$ 1,339
Vacation and convalescence	659	513
Government institutions	64	65
Accrued expenses and other	554	639
Total	$ 2,655	$ 2,556